Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ 173,805	£ 160,429
Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	147,252	148,153
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	321,057	308,582
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	152,213	145,133
GBP | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	33,063	36,652
GBP | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	185,276	181,785
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	27,824	27,421
EUR | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,552	6,202
EUR | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	35,376	33,623
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	41,760	46,138
USD | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,613	12,408
USD | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	47,373	58,546
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(55,156)	(51,825)
RON | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	58,804	56,089
RON | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,648	4,264
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	7,164	(6,438)
Others | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	42,220	36,802
Others | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 49,384	£ 30,364